AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07078940

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

CENTAMY

1-33749

October 18, 2007

RECD S.E.C.
OCT 1 8 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 17, 2007 the American Stock Exchange LLC (the "Exchange") received from NRDC Acquisition Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

PROCESSED
OCT 3 1 2007
THOMSON FINANCIAL

Units

Common Stock, $0.0001 par value

Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END